Employee benefits (Details 8) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Actuarial (gain)/loss
Gain (loss) on remeasurement, net defined benefit liability (asset)	₨ (7,836)	₨ (21,184)	₨ (47,703)
Remeasurements of Defined Benefit Plans [Member]
Actuarial (gain)/loss
- Change in demographic assumptions	0	0	(4,966)
- change in financial assumptions	9,945	2,556	24,823
- experience variance	(2,109)	18,628	27,747
- return on plan assets, excluding amounts recognized in net interest expense/ income	(4,529)	(1,511)	8,179
Gain (loss) on remeasurement, net defined benefit liability (asset)	₨ 3,307	₨ 19,673	₨ 55,783